UIV-Q1

Quarterly Report
October 31, 2025
MFS®  Intrinsic Value Fund

Portfolio of Investments
10/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 98.5%
Alcoholic Beverages – 0.6%
Diageo PLC	698	$16,047
Pernod Ricard S.A.	120	11,751
		$27,798
Apparel Manufacturers – 0.4%
LVMH Moet Hennessy Louis Vuitton SE	28	$19,755
Brokerage & Asset Managers – 5.0%
Charles Schwab Corp.	1,366	$129,114
CME Group, Inc.	366	97,170
		$226,284
Business Services – 3.2%
Accenture PLC, “A”	192	$48,019
Morningstar, Inc.	127	26,962
TransUnion	571	46,354
Verisk Analytics, Inc., “A”	108	23,626
		$144,961
Computer Software – 16.0%
Autodesk, Inc. (a)	245	$73,828
Cadence Design Systems, Inc. (a)	208	70,448
LiveRamp Holdings, Inc. (a)	182	4,976
Microsoft Corp.	683	353,664
Pegasystems, Inc.	1,134	72,179
PTC, Inc. (a)	167	33,156
Salesforce, Inc.	328	85,415
Synopsys, Inc. (a)	61	27,683
		$721,349
Construction – 7.1%
Allegion PLC	287	$47,576
CRH PLC	694	82,655
Ferguson Enterprises, Inc.	234	58,149
Martin Marietta Materials, Inc.	72	44,143
Simpson Manufacturing Co., Inc.	106	18,709
Vulcan Materials Co.	162	46,899
Watsco, Inc.	55	20,241
		$318,372
Consumer Products – 4.7%
Colgate-Palmolive Co.	1,348	$103,863
Haleon PLC	11,601	53,966
Kenvue, Inc.	3,753	53,931
		$211,760
Electrical Equipment – 2.2%
Emerson Electric Co.	347	$48,431
Hubbell, Inc.	111	52,170
		$100,601
Electronics – 7.9%
Analog Devices, Inc.	228	$53,382
Applied Materials, Inc.	156	36,364
KLA Corp.	41	49,558
Lam Research Corp.	316	49,757

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – continued
Micron Technology, Inc.	215	$48,111
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	389	116,867
		$354,039
Energy - Independent – 1.2%
ConocoPhillips	608	$54,027
Energy - Integrated – 1.0%
TotalEnergies SE	693	$43,094
Gaming & Lodging – 0.8%
Flutter Entertainment PLC (a)	148	$34,423
Insurance – 5.1%
Aon PLC	214	$72,905
Arthur J. Gallagher & Co.	142	35,428
Marsh & McLennan Cos., Inc.	242	43,112
Willis Towers Watson PLC	248	77,649
		$229,094
Machinery & Tools – 4.5%
IDEX Corp.	118	$20,232
MSA Safety, Inc.	243	38,158
Nordson Corp.	198	45,926
Wabtec Corp.	153	31,280
Watts Water Technologies, “A”	246	67,060
		$202,656
Major Banks – 3.6%
Bank of America Corp.	2,011	$107,488
Resona Holdings, Inc.	3,300	31,981
Wells Fargo & Co.	267	23,221
		$162,690
Medical & Health Technology & Services – 2.4%
ICON PLC (a)	188	$32,302
Solventum Corp. (a)	626	43,219
Veeva Systems, Inc. (a)	115	33,488
		$109,009
Medical Equipment – 11.6%
Abbott Laboratories	668	$82,578
Agilent Technologies, Inc.	646	94,549
Becton, Dickinson and Co.	540	96,503
Bio-Rad Laboratories, Inc., “A” (a)	158	50,489
Bio-Techne Corp.	1,151	72,018
Danaher Corp.	162	34,892
Envista Holdings Corp. (a)	1,017	20,696
Maravai Lifesciences Holdings, Inc., “A” (a)	664	2,085
Waters Corp. (a)	190	66,424
		$520,234
Other Banks & Diversified Financials – 5.9%
AIB Group PLC	5,631	$51,827
Mastercard, Inc., “A”	128	70,655
Moody's Corp.	122	58,596
Northern Trust Corp.	301	38,730

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
S&P Global, Inc.	94	$45,798
		$265,606
Precious Metals & Minerals – 6.5%
Agnico Eagle Mines Ltd.	246	$39,565
Franco-Nevada Corp.	510	95,266
Royal Gold, Inc.	335	58,555
Wheaton Precious Metals Corp.	1,042	100,630
		$294,016
Real Estate – 1.2%
CBRE Group, Inc., “A” (a)	357	$54,417
Specialty Chemicals – 1.4%
Corteva, Inc.	711	$43,684
RPM International, Inc.	183	19,998
		$63,682
Specialty Stores – 6.2%
Amazon.com, Inc. (a)	921	$224,927
BJ's Wholesale Club Holdings, Inc. (a)	639	56,398
		$281,325
Total Common Stocks		$4,439,192
Mutual Funds (h) – 2.0%
Money Market Funds – 2.0%
MFS Institutional Money Market Portfolio, 4.12% (v)	90,353	$90,371

Other Assets, Less Liabilities – (0.5)%		(24,562)
Net Assets – 100.0%		$4,505,001

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $90,371 and
$4,439,192, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
10/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of October 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$4,439,192	$—	$—	$4,439,192
Investment Companies	90,371	—	—	90,371
Total	$4,529,563	$—	$—	$4,529,563
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended October 31, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$57,033	$196,011	$162,682	$(1)	$10	$90,371

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$966	$—